UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07532

Municipal Advantage Fund Inc.
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(Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, NY 10105
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(Address of principal executive offices) (Zip code)

PA Fund Management LLC
1345 Avenue of the Americas, New York, NY 10105
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record

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Municipal Advantage Fund Inc.
Form N-PX Proxy Voting Record-Item 1
7/1/03-6/30/04

No Records to Report

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Municipal Advantage Fund Inc.

By (Signature and Title)* /s/ Brian S. Shlissel
                          Brian S. Shlissel, President & Chief Executive Officer

Date August 25, 2004